Shareholder Report, Line Graph (Details) - USD ($)		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended	15 Months Ended	18 Months Ended	21 Months Ended	24 Months Ended	27 Months Ended	30 Months Ended	33 Months Ended	36 Months Ended	39 Months Ended	42 Months Ended	45 Months Ended	48 Months Ended	51 Months Ended	54 Months Ended	57 Months Ended	60 Months Ended	63 Months Ended	66 Months Ended	69 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	May 31, 2016	Aug. 31, 2016	Nov. 30, 2016	Feb. 28, 2017	May 31, 2017	Aug. 31, 2017	Nov. 30, 2017	Feb. 28, 2018	May 31, 2018	Aug. 31, 2018	Nov. 30, 2018	Feb. 28, 2019	May 31, 2019	Aug. 31, 2019	Nov. 30, 2019	Feb. 29, 2020	May 31, 2020	Aug. 31, 2020	Nov. 30, 2020	Feb. 28, 2021	May 31, 2021	Aug. 31, 2021	Nov. 30, 2021	Feb. 28, 2022	May 31, 2022	Aug. 31, 2022	Nov. 30, 2022	Feb. 28, 2023	May 31, 2023	Aug. 31, 2023	Nov. 30, 2023	Feb. 29, 2024	May 31, 2024	Aug. 31, 2024	Nov. 30, 2024	Feb. 28, 2025	May 31, 2025	Aug. 31, 2025	Nov. 30, 2025	Feb. 28, 2026	May 31, 2026
C000129656
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,416	$ 10,407	$ 11,120	$ 11,689	$ 12,111	$ 12,726	$ 12,962	$ 12,943	$ 13,304	$ 12,639	$ 13,096	$ 13,016	$ 13,659	$ 14,352	$ 13,811	$ 13,811	$ 15,616	$ 16,687	$ 17,989	$ 19,316	$ 20,114	$ 19,672	$ 18,714	$ 17,428	$ 16,512	$ 17,126	$ 17,047	$ 17,461	$ 18,573	$ 18,739	$ 20,540	$ 21,331	$ 22,498	$ 23,252	$ 23,061	$ 23,337	$ 25,000	$ 26,238	$ 27,996	$ 29,175
C000129657
Account Value [Line Items]
Accumulated Value	10,000	10,408	10,390	11,096	11,665	12,069	12,675	12,901	12,882	13,224	12,550	13,008	12,908	13,548	14,229	13,683	13,672	15,445	16,498	17,771	19,077	19,837	19,398	18,440	17,165	16,257	16,844	16,760	17,145	18,231	18,382	20,144	20,910	22,022	22,752	22,552	22,809	24,414	25,602	27,308	28,436
C000169039
Account Value [Line Items]
Accumulated Value	500,000	520,796	520,796	556,022	584,948	605,609	636,831	648,610	648,610	666,694	633,383	656,630	652,602	685,333	720,581	693,955	693,955	785,043	839,275	905,207	972,921	1,013,008	991,339	943,350	879,184	833,592	864,550	861,015	881,913	938,040	946,997	1,038,960	1,079,559	1,138,611	1,177,365	1,168,926	1,182,872	1,267,816	1,331,206	1,421,260	1,481,117
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	10,000	10,445	10,693	11,520	11,769	12,123	13,074	13,389	13,542	14,577	13,797	14,065	13,880	14,768	15,934	15,036	15,471	17,935	18,966	20,347	22,264	23,861	23,961	22,849	21,444	20,692	21,373	21,004	21,880	23,745	24,067	27,012	27,916	29,953	32,367	31,748	31,578	34,698	36,765	37,150	40,876
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	10,000	10,445	10,693	11,520	11,769	12,123	13,074	13,389	13,542	14,577	13,797	14,065	13,880	14,768	15,934	15,036	15,471	17,935	18,966	20,347	22,264	23,861	23,961	22,849	21,444	20,692	21,373	21,004	21,880	23,745	24,067	27,012	27,916	29,953	32,367	31,748	31,578	34,698	36,765	37,150	40,876
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	500,000	522,241	534,647	575,993	588,456	606,127	653,724	669,441	677,086	728,858	689,853	703,243	693,987	738,405	796,715	751,784	773,543	896,730	948,279	1,017,369	1,113,218	1,193,037	1,198,049	1,142,441	1,072,208	1,034,579	1,068,629	1,050,213	1,094,023	1,187,255	1,203,368	1,350,596	1,395,788	1,497,655	1,618,354	1,587,401	1,578,892	1,734,883	1,838,256	1,857,519	2,043,802
S&P Target Date 2050 Index
Account Value [Line Items]
Accumulated Value	10,000	10,389	10,435	11,135	11,551	11,882	12,647	12,842	12,928	13,394	12,655	12,990	12,788	13,333	14,227	13,411	13,353	15,002	15,976	17,123	18,550	19,222	18,909	18,387	17,424	16,515	17,122	17,247	17,550	18,624	18,798	20,523	21,236	22,528	23,221	23,151	23,659	25,520	26,789	28,383	30,086
S&P Target Date 2050 Index
Account Value [Line Items]
Accumulated Value	10,000	10,389	10,435	11,135	11,551	11,882	12,647	12,842	12,928	13,394	12,655	12,990	12,788	13,333	14,227	13,411	13,353	15,002	15,976	17,123	18,550	19,222	18,909	18,387	17,424	16,515	17,122	17,247	17,550	18,624	18,798	20,523	21,236	22,528	23,221	23,151	23,659	25,520	26,789	28,383	30,086
S&P Target Date 2050 Index
Account Value [Line Items]
Accumulated Value	$ 500,000	$ 519,427	$ 521,730	$ 556,745	$ 577,550	$ 594,105	$ 632,374	$ 642,108	$ 646,415	$ 669,695	$ 632,728	$ 649,478	$ 639,402	$ 666,653	$ 711,364	$ 670,541	$ 667,644	$ 750,107	$ 798,778	$ 856,140	$ 927,505	$ 961,092	$ 945,430	$ 919,331	$ 871,185	$ 825,748	$ 856,094	$ 862,370	$ 877,506	$ 931,191	$ 939,877	$ 1,026,167	$ 1,061,779	$ 1,126,421	$ 1,161,037	$ 1,157,538	$ 1,182,953	$ 1,275,980	$ 1,339,445	$ 1,419,175	$ 1,504,286